Note 13 - Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity

Unvested restricted stock units ("RSU") activity granted by the Board to employees are summarized as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Unvested, January 1, 2023	1,796,115	$4.23
Granted	1,316,120	$5.05
Canceled	(336,060)	$4.90
Vested	(918,927)	$5.05
Unvested, December 31, 2023	1,857,248	$4.28
Granted	1,538,407	$5.17
Canceled	(130,450)	$5.00
Vested	(908,132)	$4.45
Unvested, December 31, 2024	2,357,073	$4.76
Granted	2,052,542	$5.86
Canceled	(245,736)	$5.29
Vested	(1,150,382)	$4.75
Unvested, December 31, 2025	3,013,497	$5.47

Share-Based Payment Arrangement, Performance Shares, Activity

Unvested PSUs activity granted by the Board to eligible employees are summarized as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Unvested, January 1, 2023	599,858	$5.54
Granted	336,096	$3.54
Canceled	(109,727)	$5.30
Vested (1)	(205,425)	$8.17
Unvested, December 31, 2023	620,802	$3.63
Granted	542,770	$3.32
Forfeited (2)	(290,950)	$3.78
Unvested, December 31, 2024	872,622	$3.39
Granted	840,205	$0.06
Vested (1)	(354,861)	$3.32
Cancelled	(62,223)	$1.22
Unvested, December 31, 2025	1,295,743	$1.34

(1) Vested on December 31 and distributed in February of the following year